Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments- Damai (Details) ¥ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Apr. 30, 2016 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 CNY (¥)	Feb. 28, 2017
The allocation of the purchase price at the date of acquisition
Goodwill	$ 18,221				¥ 81,645	¥ 41,933	¥ 125,420
Total purchase price comprised of:
- cash consideration			¥ 28,724	¥ 41,836	¥ 3,055	¥ 16,291
- fair value of previously held equity interests			6,376
Total			¥ 35,100
Trade names, trademarks and domain names | Maximum
Total purchase price comprised of:
Estimated amortization periods				20 years
Non-compete agreements | Maximum
Total purchase price comprised of:
Estimated amortization periods				6 years
Developed technology and patents | Maximum
Total purchase price comprised of:
Estimated amortization periods				5 years
Damai
Acquisition
Equity interest (as a percent)								32.00%
The allocation of the purchase price at the date of acquisition
Net assets acquired							100
Goodwill							2,693
Deferred tax assets							16
Deferred tax liabilities							(202)
Total							3,829
Total purchase price comprised of:
- cash consideration	$ 393	¥ 2,711
- fair value of previously held equity interests		1,118
Total		¥ 3,829
Weighted average amortization period	7 years 4 months 24 days	7 years 4 months 24 days
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition				¥ 201
Damai | Maximum
Total purchase price comprised of:
Estimated amortization periods	10 years	10 years
Damai | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets							684
Damai | Non-compete agreements
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets							271
Damai | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets							¥ 267